Note 12 - Related party balances and transactions: Schedule of related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue - related parties	$ 39,342	$ 319,546	$ 67,189
Cost of revenue - related parties	25,291	273,122	41,566
Lease income - related party	19,762	19,126	25,129
Revenue
Revenue - related parties	39,342	319,546	67,189
Revenue | Tungray (Kunshan) Industrial Automation Co., Ltd
Revenue - related parties	8,581	231,209	0
Revenue | Tungray (Kunshan) Robot Intelligent Technology Co., Ltd
Revenue - related parties	0	26,245	0
Revenue | Fdt Qingdao Intellectual Technology Co. Ltd
Revenue - related parties	30,761	4,602	66,096
Revenue | Kunshan Tungray Intelligent Technology Co., Ltd.
Revenue - related parties	0	57,490	0
Revenue | Kunshan Tongri Intelligent Manufacturing Technology Research Institute Co., Ltd
Revenue - related parties	0	0	1,093
Cost Of Revenue
Cost of revenue - related parties	25,291	961,525	41,566
Cost Of Revenue | Tungray (Kunshan) Industrial Automation Co., Ltd
Cost of revenue - related parties	12,993	0	0
Cost Of Revenue | Fdt Qingdao Intellectual Technology Co. Ltd
Cost of revenue - related parties	12,298	961,525	41,566
Cost Of Revenue | Qingdao Tungray Biology Technology Co., Ltd.
Lease income - related party	19,762	19,126	25,129
Operating Expense
Rental Expenses Related Parties	131,218	138,887	115,060
Operating Expense | Qingdao Tungray Technology Development Co., Ltd.
Rental Expenses Related Parties	59,963	66,476	51,219
Operating Expense | Jingan Tang
Rental Expenses Related Parties	$ 71,255	$ 72,411	$ 63,841